UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     RH Capital Associates LLC

Address:  139 West Saddle River Road
          Saddle River, New Jersey  07458


13F File Number: 28-6196

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Robert Horwitz
Title:  Managing Member
Phone:  (201) 258-2400


Signature, Place and Date of Signing:

/s/ Robert Horwitz            Glen Rock, New Jersey              May 14, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  32

Form 13F Information Table Value Total: $177,670
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number                     Name
--------------------                     ----
28-10537                                 RH Capital Associates Number One, L.P.


                                                    FORM 13F INFORMATION TABLE

          COL 1              COL 2         COL 3    COL 4           COL 5       COL 6   COL 7          COL 8
                                                                                                Voting Authority
                            Title of                Value   Shares/  Sh/  Put/  Invstmt Other
      Name of Issuer        Class          CUSIP   (x$1000) Prn Amt  Prn  Call  Dscretn Managers Sole   Shared  None
      --------------        --------       -----   -------  -------  ---  ----  ------- -------- ----   ------  ----
CABLEVISION SYS CORP        CL A NY CABLVS 12686C109  1570    68635  SH         Sole           68635
CAREMARK RX INC             COM            141705103 14464   435000  SH         Sole          435000
CHAMPION ENTERPRISES INC    COM            158496109  1373   129500  SH         Sole          129500
CHATTEM INC                 COM            162456107  2530    98562  SH         Sole           98562
DONNELLEY RR & SONS CO      COM            257867101  1223    40440  SH         Sole           40440
DREW INDS INC               COM NEW        26168l205  7360   209800  SH         Sole          209800
DST SYS INC DEL             COM            233326107  7927   174800  SH         Sole          174800
ENDO PHARMACEUTICALS
HLDGS I                     COM            29264F205  4777   195600  SH         Sole          195600
FIRST CASH FINL SVCS INC    COM            31942d107  2756    81597  SH         Sole           81597
FLEETWOOD ENTERPRISES INC   COM            339099103  1356   110400  SH         Sole          110400
FOOT LOCKER INC             COM            344849104 15689   608100  SH         Sole          608100
INAMED CORP.                COM            453235103  4715    88504  SH         Sole           88504
INFO USA INC NEW            COM            456818301  3206   305048  SH         Sole          305048
INTERACTIVECORP             COM            45840q101  2563    81020  SH         Sole           81020
LIBERTY MEDIA CORP NEW      COM SER A      530718105  4183   382000  SH         Sole          382000
NATIONAL MED HEALTH
CARD SYS                    COM NEW        636918302  2176    85615  SH         Sole           85615
OMNICARE INC                COM            681904108  6397   144300  SH         Sole          144300
PEABODY ENERGY CORP         COM            704549104  3414    73400  SH         Sole           73400
PEREGRINE SYS               COM            71366q200 26958  1497650  SH         Sole         1497650
PHARMACEUTICAL RES INC      COM            717125108  5686   100000  SH         Sole          100000
PMI GROUP INC               COM            69344m101  8061   215770  SH         Sole          215770
PRIDE INTL INC DEL          COM            74153Q102   853    50000  SH         Sole           50000
POLO RALPH LAUREN CORP      CL A           731572103  7000   204200  SH         Sole          204200
RPM INTL INC                COM            749685103  6656   402400  SH         Sole          402400
SCHLUMBERGER LTD            COM            806857108   638    10000  SH         Sole           10000
SEEBEYOND TECHNOLOGIES CORP COM            815704101  2426   599087  SH         Sole          599087
SILGAN HOLDINGS INC         COM            827048109  6969   152388  SH         Sole          152388
STET HELLAS COMMUNICATIONS SADR            859823106  2415   118400  SH         Sole          118400
TYCO INTL LTD NEW           COM            902124106  8366   292000  SH         Sole          292000
UNUMPROVIDENT CORP          COM            91529y106  1467   100300  SH         Sole          100300
VITRIA TECHNOLOGY           COM NEW        92849q401  1172   199300  SH         Sole          199300
AMERICA MOVIL S A DE C V    SPON ADR LSHS  02364w105 11324   293000  SH         Sole          293000
                                                    177670

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